Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate [Abstract]
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
Permanent differences	(4.40%)	(4.40%)
State tax benefit, net of Federal benefits
Other
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate
Net change in valuation allowance	25.40%	25.40%
Provision